Label	Element	Value
Cambria Sovereign Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Sovereign Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended April 30, 2020, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the value of the Fund's net assets (plus borrowings for investment purposes) will be invested in sovereign and quasi-sovereign bonds. For the purposes of this policy, sovereign and quasi-sovereign bonds include such securities and instruments that provide exposure to securities that invest in or have exposure to such bonds, including exchange-traded products ("ETPs") such as exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs"). The Fund will invest in emerging and developed countries, including countries located in the G-20 and other countries. Potential issuer countries include, but are not limited to, Argentina, Australia, Brazil, Canada, Chile, China, Colombia, members of the European Union, including Croatia, Greece, Hungary, Italy, Poland, and Romania, Hong Kong, India, Israel, Indonesia, Japan, Malaysia, Mexico, New Zealand, Norway, Peru, the Philippines, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and the United States. As of July 31, 2020, the Fund had significant exposure to companies in the Asia-Pacific region, Europe and South America.

Sovereign bonds include debt securities issued by a national government, instrument or political sub-division. Quasi-sovereign bonds include debt securities issued by a supra-national government or a state-owned enterprise or agency. The sovereign and quasi-sovereign bonds that the Fund invests in may be denominated in local and foreign currencies. The Fund may invest in securities of any duration or maturity.

The Fund may invest up to 20% of its net assets in ETPs, including ETFs and ETNs, that invest in or provide exposure to sovereign and quasi-sovereign bonds, money market instruments or other high quality debt securities, cash or cash equivalents.

The Fund's investment adviser, Cambria Investment Management, L.P. ("Cambria" or the "Adviser"), utilizes a quantitative model to select sovereign and quasi-sovereign bond exposures for the Fund. The model reviews various characteristics of potential investments, with yield as the largest determinant. Accordingly, the Fund may invest in high yield bonds rated below investment grade by Moody's Investors Service, Standard & Poor's or Fitch Ratings (commonly referred to as "junk bonds"), or unrated bonds that are determined by Cambria to be of such credit quality. By considering together the various characteristics of potential investments, the model identifies potential allocations for the Fund, as well as opportune times to make such allocations.

Cambria has discretion on a daily basis to actively manage the Fund's portfolio in accordance with the Fund's investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund's holdings to meet target allocations at least quarterly. As a result, the Fund may experience high portfolio turnover.

The Fund is non-diversified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 80% of the value of the Fund's net assets (plus borrowings for investment purposes) will be invested in sovereign and quasi-sovereign bonds.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The Fund's principal risks are presented in alphabetical order to facilitate investors' ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled "Additional Information About the Funds' Risks" and "Additional Non-Principal Risk Information."

Cash Redemption Risk. The Fund's investment strategy will require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Cyber Security Risk. The Fund may be susceptible to operational and information security risks resulting from a breach in the Fund's cyber security, including cyber-attacks against the Fund, third-party service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund's operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. Securities of emerging market issuers may become illiquid and be subject to volatility and high transaction costs.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund's operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN's issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund's operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer's credit rating and/or financial condition may cause such issuer's fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund's investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund's returns.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Europe Risk. The Economic and Monetary Union of the European Union ("EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU ("Brexit"). Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

South America Risk. The economies and financial sectors of certain emerging markets countries are affected by the economies of South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates, and expropriation and/or nationalization of assets. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region's exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries in this region and on the financial sectors of emerging markets countries.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the Federal Reserve's recent interest rate hikes, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

International Closed-Market Trading Risk. Because the Fund's investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares they could be worth less than what you paid for them.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices. This could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the credit and fixed-income markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), for qualification as a regulated investment company. See the "Taxation" section of the SAI for detail regarding the asset diversification requirements.

Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund's underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sovereign Debt Securities Risk. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund's average annual total returns compare with those of a relevant index that provides a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund's average annual total returns compare with those of a relevant index that provides a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns for Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2020, the Fund's year-to-date total return was -1.69%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 4.69%, for the quarter ended 6/30/17

Worst: -9.62%, for the quarter ended 6/30/18

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Cambria Sovereign Bond ETF | Cambria Sovereign Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.59%
One Year:	rr_ExpenseExampleYear01	$ 60
Three Years:	rr_ExpenseExampleYear03	189
Five Years:	rr_ExpenseExampleYear05	329
Ten Years:	rr_ExpenseExampleYear10	$ 738
Annual Return 2017	rr_AnnualReturn2017	13.76%
Annual Return 2018	rr_AnnualReturn2018	(6.90%)
Annual Return 2019	rr_AnnualReturn2019	7.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Cambria Sovereign Bond ETF | FTSE/Citi World Government Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	FTSE/Citi World Government Bond Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Cambria Sovereign Bond ETF | Return After Taxes on Distributions | Cambria Sovereign Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016
Cambria Sovereign Bond ETF | Return After Taxes on Distributions and Sale of Fund Shares | Cambria Sovereign Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 22, 2016